NORTHERN LIGHTS VARIABLE TRUST

May 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-	7Twelve Balanced Portfolio BTS Tactical Fixed Income VIT Fund Power Income VIT Fund Power Momentum Index VIT Fund Power Dividend Index VIT Fund Probabilities VIT Fund

Post-Effective Amendment No. 225, 226, 229, and 230 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf 7Twelve Balanced Portfolio, BTS Tactical Fixed Income VIT Fund, Power Income VIT Fund, Power Momentum Index VIT Fund, Power Dividend Index VIT Fund, Probabilities VIT Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
7Twelve Balanced Portfolio	225	0001580642-19-001888	4/15/2019
BTS Tactical Fixed Income VIT Fund	226	0001580642-19-001892	4/15/2019
Power Income VIT Fund	230	0001580642-19-001957	4/17/2019
Power Momentum Index VIT Fund	230	0001580642-19-001957	4/17/2019

Power Dividend Index VIT Fund	230	0001580642-19-001957	4/17/2019
Probabilities VIT Fund	229	0001580642-19-001955	4/17/2019

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary